Operating exceptional items	12 Months Ended
Dec. 31, 2025
Disclosure Of Exceptional Items [abstract]
Operating exceptional items	6. Operating exceptional items

	Note	2025	2024	2023
		$m	$m	$m
Global efficiency programme	(a)	(12)	–	–
Commercial litigation and disputes	(b)	(9)	(12)	–
Share of profits on the Barclay associate	(c)	–	–	18
Business interruption insurance	(d)	–	–	10
Impairment reversal on financial assets	(e)	–	6	–
Impairment reversal on property, plant and equipment	(f)	–	3	–
Impairment reversal on contract assets	(g)	–	3	–
Operating exceptional items		(21)	–	28

Operating exceptional items analysed as:
Americas		(2)	4	27
EMEAA		(13)	(4)	1
Central		(6)	–	–
		(21)	–	28

Cash flows relating to operating exceptional items	(h)	(23)	8	(29)

+	The above items are defined by management as exceptional as further described on page 187.
(a) Global efficiency programme
Comprises costs incurred in the ongoing delivery of a global efficiency programme, designed to achieve incremental cost base efficiencies and effectiveness. The costs, included within ‘Cost of sales’ and ‘Administrative expenses’ in the Group income statement, are presented as exceptional because they relate to a comprehensive programme and therefore do not reflect normal, ongoing costs of the business. An additional $10m was charged to the System Fund (see note 31). Further exceptional costs are expected to be incurred to complete the programme in 2026.
(b) Commercial litigation and disputes
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. The charge relates to the EMEAA region and includes legal costs. The costs, included within
‘Administrative expenses’ in the Group income statement, are presented as exceptional reflecting the quantum of the costs and nature of the disputes.
(c) Share of profits on the Barclay associate
Related to the reversal of a liability for amounts payable to the Barclay associate, linked to the value of the hotel. The reversal, included within ‘Share of profits of associates and joint ventures’ in the Group income statement, was presented as exceptional for consistency with the treatment of the corresponding expense.
(d) Business interruption insurance
Related to amounts receivable from the Group’s insurer under its business interruption policy for certain owned & leased hotels due to Covid-19. The income, included within ‘Other operating income’, was presented as exceptional due to its size.
(e) Impairment reversal on financial assets
The 2024 reversal of $6m related to impairments originally recorded in 2020. These reversals, included within ‘Impairment (loss)/
reversal on financial assets’ in the Group income statement, were presented as exceptional for consistency with the treatment of the corresponding impairments.
(f) Impairment reversal on property, plant and equipment
The 2024 reversal of $3m related to one hotel in the UK portfolio. The original impairment was recorded in 2020. The reversal, included within ‘Other net impairment charges’ in the Group income statement, was presented as exceptional for consistency with the treatment applied in prior years.
(g) Impairment reversal on contract assets
The 2024 reversal of $3m related to an impairment originally recorded in 2020. The reversal, included within ‘Other net impairment charges’ in the Group income statement, was presented as exceptional for consistency with the treatment applied in prior years.
(h) Cash flows relating to operating exceptional items
Comprises the cash flows within the year relating to all operating exceptional items from the current and previous periods.